INVESTMENTS IN REHABILITATION AND OTHER FUNDS - Environmental obligations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Changes in investments in rehabilitation obligation funds movement [abstract]
Cash and cash equivalents in environmental rehabilitation trust funds	R 0.0	R 0.0	R 564.7
Opening balance	0.0	564.7
Transfer to Investment in Guardrisk Cell Captive	0.0	(579.5)
Growth	0.0	14.8
Reimbursive right for environmental rehabilitation guarantees	0.0	0.0	87.5
Opening balance	0.0	87.5
Lapsing of old environmental rehabilitation policy retained in Guardrisk Cell Captive	0.0	(89.3)
Growth	0.0	1.8
Investment in Guardrisk Cell Captive	789.7	710.8	0.0
Opening balance	710.8	0.0
Transfer to Guardrisk cell captive	0.0	668.8
Contributions	28.4	28.9
Growth	50.5	13.1	R 0.0
Investments in rehabilitation and other funds	789.7	710.8
Environmental rehabilitation
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	630.6	589.8
Directors’ and Officers’ insurance
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	61.3	29.5
Other funds
Changes in investments in rehabilitation obligation funds movement [abstract]
Investments in rehabilitation and other funds	R 97.8	R 91.5